Schedule of investment properties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment properties, ending	R$ 46,126	R$ 46,274	R$ 47,562	R$ 47,620
Write-offs and disposals	(100)
Depreciation	R$ (48)	(48)	(49)
Transfers		R$ (1,240)	R$ (9)